RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 528,185	$ 487,139
Series Twenty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	42,988	15,347
Series Twenty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	39,308
Series Twenty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	42,468	13,968
Series Twenty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	44,169	14,966
Series Twenty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,919	14,181
Series Twenty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	44,888
Series Twenty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,943	16,807
Series Twenty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,803	13,862
Series Twenty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,809	15,689
Series Twenty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,283	16,149
Series Thirty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	45,315	14,096
Series Thirty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,195	16,187
Series Thirty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,450	16,115
Series Thirty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,506	13,619
Series Thirty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,841	14,572
Series Thirty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,349	14,339
Series Thirty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,794	13,109
Series Thirty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	44,288	12,950
Series Thirty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,405	13,673
Series Thirty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	0	41,394
Series Forty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,411	14,322
Series Forty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	16,545	15,980
Series Forty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,841	15,406
Series Forty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	17,882	16,806
Series Forty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,396	14,185
Series Forty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	20,519	19,556
Series Forty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 17,066	$ 15,665